Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000129563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac International Value Fund (Class I/EPVIX)
Average Annual Return, Percent	24.19%	13.24%	9.49%
C000086557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac International Value Fund (Class A/EPIVX)
Average Annual Return, Percent	18.16%	11.88%	8.68%
C000093021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac International Bond Fund (Class A/EPIBX)
Average Annual Return, Percent	3.85%	1.13%	1.73%
C000129564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac International Bond Fund (Class I/EPBIX)
Average Annual Return, Percent	8.99%	2.32%	2.43%
C000129565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EP Emerging Markets Fund (Class I/EPEIX)
Average Annual Return, Percent	16.97%	4.43%	5.42%
C000093793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EP Emerging Markets Fund (Class A/EPASX)
Average Annual Return, Percent	11.51%	3.23%	4.67%
C000129046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac Gold Fund (Class A/EPGFX)
Average Annual Return, Percent	55.28%	8.73%	15.15%
C000206106 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac Gold Fund (Class I/EPGIX)
Average Annual Return, Percent	63.03%	10.00%	15.89%
C000134866 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac International Dividend Income Fund (Class I/EPDIX)
Average Annual Return, Percent	36.85%	15.01%	8.42%
C000134865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac International Dividend Income Fund (Class A/EPDPX)
Average Annual Return, Percent	30.41%	13.67%	7.64%
Without Sales Load [Member] | C000086557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac International Value Fund (Class A/EPIVX)—excluding sales load
Average Annual Return, Percent	23.75%	12.93%	9.19%
Without Sales Load [Member] | C000093021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac International Bond Fund (Class A/EPIBX)—excluding sales load
Average Annual Return, Percent	8.70%	2.06%	2.19%
Without Sales Load [Member] | C000093793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EP Emerging Markets Fund (Class A/EPASX) — excluding sales load
Average Annual Return, Percent	16.73%	4.18%	5.16%
Without Sales Load [Member] | C000129046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac Gold Fund (Class A/EPGFX)-- excluding sales load
Average Annual Return, Percent	62.62%	9.74%	15.69%
Without Sales Load [Member] | C000134865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EuroPac International Dividend Income Fund (Class A/EPDPX) — excluding sales load
Average Annual Return, Percent	36.58%	14.72%	8.14%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	27.92%	7.46%	7.69%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MSCI World Ex USA Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Ex USA Value Index
Average Annual Return, Percent	29.49%	17.25%	7.84%
MSCI All Country World Ex USA Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Ex USA Value Index
Average Annual Return, Percent	28.16%	15.38%	7.51%
Bloomberg World ex US Large And Mid Cap Net Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World ex US Large & Mid Cap Net Return Index
Average Annual Return, Percent	24.35%	10.82%	7.71%
JPMorgan GBI Global ex US FX NY Index Unhedged in USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD
Average Annual Return, Percent	3.21%	(5.38%)	(0.85%)
FTSE Non USD World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non USD World Government Bond Index
Average Annual Return, Percent	4.79%	(4.45%)	(0.35%)
Philadelphia Gold And Silver Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Philadelphia Gold & Silver Index
Average Annual Return, Percent	80.68%	18.11%	20.60%
NYSE ARCA Gold Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE ARCA Gold Miners Index
Average Annual Return, Percent	78.47%	14.02%	17.14%
S And P International Dividend Opportunities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P International Dividend Opportunities Index
Average Annual Return, Percent	21.50%	10.33%	6.61%